PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 4   -   PROPERTY AND EQUIPMENT, NET

Composition:

	December 31,
	2 0 1 9	2 0 1 8
Cost:
Office furniture and equipment	213	186
Laboratory equipment	759	644
Computers and auxiliary equipment	420	388
	1,392	1,218
Accumulated depreciation	852	766
Property and equipment, net	540	452

Depreciation expenses amounted to $115, $147 and $157 for the years ended December 31, 2019, 2018 and 2017, respectively.